DWS Health and Wellness Fund Investment Objectives and Goals - Class ACIS [Member] - DWS Health and Wellness Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS Health and Wellness Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.